Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Loss before income taxes	$ (19,467)	$ (24,473)
Canadian [Member]
Loss before income taxes	(13,602)	(11,574)
Foreign [Member]
Loss before income taxes	$ (5,865)	$ (12,899)